T. ROWE PRICE Maryland Tax-Free Bond Fund
May 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 97.9%
DISTRICT OF COLUMBIA 1.1%
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  3,905 3,753
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  3,625 4,099
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/32  1,750 1,873
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/32  2,975 3,184
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  3,250 3,469
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  8,145 8,505
24,883
MARYLAND 91.7%
Annapolis, Series A, GO, 4.00%, 8/1/40  1,940 1,948
Annapolis, Series A, GO, 4.00%, 8/1/41  2,025 2,025
Annapolis, Series A, GO, 4.00%, 8/1/42  1,080 1,077
Annapolis, Series A, GO, 5.00%, 8/1/43  490 545
Annapolis, Series A, GO, 5.00%, 8/1/46  565 624
Annapolis, Series A, GO, 5.00%, 8/1/48  625 688
Annapolis, Series A, GO, 5.00%, 8/1/52  2,845 3,117
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 4.90%, 7/1/30  2,620 2,620
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.125%, 7/1/36  2,285 2,287
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.25%, 7/1/44  5,150 5,113
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/23  240 240
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  470 471
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/25  580 581
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/32  4,285 4,290
Anne Arundel County, Annapolis Area Christian School, Series A,
5.50%, 7/1/23  175 175
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,555 2,549
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,970 4,953
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/38  6,220 5,598

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,340 4,892
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/47  9,230 9,161
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/35  4,615 5,346
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/37  1,100 1,138
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/38  2,000 2,100
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39  3,105 3,204
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,777
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/41  3,105 3,194
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42  1,450 1,490
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  4,125 4,298
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45  4,350 4,461
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  10,830 11,258
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  4,015 4,481
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  27,800 29,950
Anne Arundel County, Consolidated General Improvement,
Series 2016, GO, 5.00%, 10/1/41  1,450 1,492
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/37  6,480 6,952
Anne Arundel County, Consolidated Water & Sewer, GO, 3.00%,
10/1/38  2,300 2,070
Anne Arundel County, Consolidated Water & Sewer, GO, 4.50%,
4/1/44  11,250 11,285
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/35  1,445 1,493
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/37  1,805 1,897
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/39  1,125 1,179
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/40  12,345 12,636
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/40  2,125 2,223

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/42  3,105 3,191
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/45  12,925 13,187
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/46  5,375 5,588
Anne Arundel County, Consolidated Water & Sewer, Series 2017,
GO, 5.00%, 10/1/38  2,125 2,231
Anne Arundel County, Consolidated Water & Sewer, Series 2018,
GO, 5.00%, 10/1/47  5,000 5,278
Anne Arundel County, Consolidated Water & Sewer, Series 2020,
GO, 5.00%, 10/1/38  2,470 2,718
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/40  3,105 3,197
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/45  9,315 9,554
Anne Arundel County, Sewer Improvements, GO, 5.00%, 10/1/43  10,830 11,291
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/33  2,600 2,689
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/34  7,655 7,917
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35  7,655 7,908
Anne County Arundel, Consolidated Water & Sewer, GO, 5.00%,
10/1/47  2,195 2,450
Baltimore County, GO, 4.00%, 3/1/39  3,025 3,114
Baltimore County, GO, 4.00%, 3/1/40  3,580 3,656
Baltimore County, Consolidated Public Improvement, GO, 4.00%,
2/1/34  7,750 7,780
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/41  4,255 4,302
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/44  8,400 8,483
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  10,000 10,320
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 618
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/41  3,215 3,226
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/42  9,595 9,599
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/44  11,595 11,554
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,693
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/48  5,365 5,306

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/48  10,920 12,157
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/53  13,000 14,384
Baltimore County, Oak Crest Village, 4.00%, 1/1/38  845 781
Baltimore County, Oak Crest Village, 4.00%, 1/1/39  600 549
Baltimore County, Oak Crest Village, 4.00%, 1/1/40  755 683
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  5,640 4,709
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  855 857
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  1,065 1,076
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,155 1,180
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,250 1,280
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,062
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,040 1,068
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  7,345 7,477
Baltimore County, Riverwood Village, 4.00%, 1/1/34  235 229
Baltimore County, Riverwood Village, 4.00%, 1/1/45  5,250 4,538
Baltimore County, Riverwood Village, 4.00%, 1/1/50  9,965 8,320
Baltimore County, Riverwood Village, Series 2020, 4.00%, 1/1/36  250 237
Baltimore, Center/West Dev., Series A, 5.375%, 6/1/36  1,000 1,008
Baltimore, Center/West Dev., Series A, 5.50%, 6/1/43  1,450 1,460
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/23  410 410
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/25  590 598
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 380
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/27  520 528
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,234
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 946
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 523
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 421
Baltimore, East Baltimore Research Park, Series A, 5.00%, 9/1/38  1,865 1,860
Baltimore, Harbor Point Project, 4.50%, 6/1/33  400 389
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,025 2,028
Baltimore, Harbor Point Project, 4.875%, 6/1/42  875 830
Baltimore, Harbor Point Project, 5.00%, 6/1/36  2,550 2,560
Baltimore, Harbor Point Project, 5.00%, 6/1/51  5,700 5,358
Baltimore, Harbor Point Project, 5.125%, 6/1/43  8,200 8,106
Baltimore, Harbor Point Project, Series A, 3.25%, 6/1/31 (1) 220 193
Baltimore, Harbor Point Project, Series A, 3.30%, 6/1/32 (1) 250 216
Baltimore, Harbor Point Project, Series A, 3.35%, 6/1/33 (1) 270 230
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39 (1) 650 523
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46 (1) 4,000 3,085
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34 (1) 325 278
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39 (1) 450 368
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46 (1) 670 529
Baltimore, Water Project, Series A, 5.00%, 7/1/28 (2)(3) 250 260

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Brunswick, Brunswick Crossing Special Taxing Dist., 3.00%,
7/1/24  950 939
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  960 934
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,548 1,560
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/48  1,135 1,122
Charles County, Consolidated Public Improvement, GO, 4.50%,
10/1/52  3,145 3,233
Frederick County, Public Facilities Project, Series A, GO, 4.00%,
4/1/42  5,780 5,846
Frederick County, Public Facilities Project, Series A, GO, 4.00%,
4/1/43  4,195 4,236
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/31  4,390 4,524
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/32  2,000 2,040
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/33  1,815 1,843
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/34  1,000 1,019
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/36  1,600 1,610
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/37  1,200 1,197
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/39  585 570
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/40  1,155 1,117
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/25  1,000 1,027
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/27  1,550 1,639
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/28  2,645 2,844
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/29  2,545 2,765
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 4,162
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,190 1,167
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,140 9,710
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  4,025 4,028
Harford County, Beechtree Estates Project, 4.00%, 7/1/36  750 757
Harford County, Beechtree Estates Project, 4.00%, 7/1/40  885 853
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,385

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  5,425 4,999
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/29  1,055 1,127
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/30  1,035 1,104
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/31  750 800
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/32  550 585
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/37  7,350 7,688
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/42  5,000 5,202
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/46  10,000 10,364
Howard County, Annapolis Junction Town Center Project, 5.80%,
2/15/34  725 704
Howard County, Annapolis Junction Town Center Project, 6.10%,
2/15/44  1,425 1,367
Howard County, Consolidated Public Improvement, Series A, GO,
4.00%, 8/15/36  6,610 6,875
Howard County, Consolidated Public Improvement, Series A, GO,
4.00%, 8/15/37  5,000 5,159
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (1) 480 470
Howard County, Downtown Columbia Project, Series A, 4.125%,
2/15/34 (1) 1,000 945
Howard County, Downtown Columbia Project, Series A, 4.375%,
2/15/39 (1) 1,000 934
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (1) 2,950 2,644
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (4) 2,080 2,085
Maryland CDA, 4.65%, 9/1/37  6,000 6,169
Maryland CDA, 4.95%, 9/1/42  4,500 4,629
Maryland CDA, 6.00%, 3/1/53  7,000 7,501
Maryland CDA, Series A, 3.00%, 9/1/51  13,820 13,266
Maryland CDA, Series A, 3.375%, 9/1/34  1,515 1,450
Maryland CDA, Series A, 3.75%, 3/1/50  12,015 11,797
Maryland CDA, Series A, 4.50%, 9/1/48  7,040 7,047
Maryland CDA, Series A, 5.00%, 9/1/52  5,000 5,129
Maryland CDA, Series B, 3.00%, 9/1/51  34,995 33,462
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 8,824
Maryland CDA, Series B, 4.35%, 7/1/43  7,500 7,227
Maryland CDA, Series B, 4.50%, 9/1/48 (4) 6,270 6,232
Maryland CDA, Series C, 2.60%, 1/1/42  2,155 1,596

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series C, 3.50%, 3/1/50  3,830 3,739
Maryland CDA, Series C, 5.00%, 9/1/26  375 394
Maryland CDA, Series C, 5.00%, 9/1/27  770 821
Maryland CDA, Series C, 5.00%, 9/1/28  1,160 1,258
Maryland CDA, Series C, 5.00%, 9/1/29  2,975 3,245
Maryland CDA, Series C, 5.00%, 3/1/30  740 801
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,621
Maryland CDA, Series C, 5.15%, 7/1/42  2,500 2,594
Maryland CDA, Series F, 5.00%, 7/1/48  980 981
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/38  1,115 1,254
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/43  1,500 1,656
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,954
Maryland DOT, COP, 5.00%, 10/15/23 (4) 1,035 1,036
Maryland DOT, Series B, 4.00%, 8/1/39 (4) 2,340 2,257
Maryland DOT, Series B, 4.00%, 8/1/40 (4) 4,325 4,136
Maryland DOT, Series B, 4.00%, 8/1/41 (4) 3,125 2,966
Maryland DOT, Series B, 4.00%, 8/1/51 (4) 34,755 31,931
Maryland DOT, Series B, 5.00%, 8/1/31 (4) 1,125 1,229
Maryland DOT, Series B, 5.00%, 8/1/32 (4) 1,420 1,554
Maryland DOT, Series B, 5.00%, 8/1/46 (4) 19,250 20,001
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (4) 3,060 2,732
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (4) 4,800 4,142
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/23 (4) 600 600
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/24 (4) 325 326
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/25 (4) 510 513
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (4) 690 698
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (4) 310 318
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (4) 225 233
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/37  2,295 2,391
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/42  3,970 4,075
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.25%, 12/31/47  5,940 6,171
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.25%, 6/30/53  1,185 1,225

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  2,500 2,296
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/28  400 405
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/29  545 552
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/30  565 571
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/31  590 594
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  815 818
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/34  395 391
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  260 254
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/40  2,755 2,542
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/50  12,335 10,483
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 6/1/25  950 963
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (1) 1,680 1,733
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (1) 2,000 2,054
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 7/1/55  11,340 11,390
Maryland Economic Dev., Constellation Energy Group, Series B,
VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  10,000 10,135
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  5,055 4,779
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  3,500 3,132
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/23  1,170 1,171
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/24  1,225 1,238
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/25  1,285 1,313
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 621
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 697
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 520
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 870
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,185
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,089
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,976
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,710
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  11,970 12,176

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  17,225 17,419
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.375%, 7/1/38  1,220 1,320
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  8,140 8,784
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  7,900 8,646
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (4) 6,400 6,551
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.00%, 6/30/41 (4) 2,850 2,892
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.00%, 12/31/41 (4) 2,500 2,537
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/47 (4) 2,350 2,393
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/52 (4) 4,000 4,064
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/55 (4) 37,815 38,334
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  700 700
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/30  805 805
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/34  1,000 991
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/44 (4) 5,650 5,675
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/49 (4) 16,805 16,757
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/23  100 100
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/24  465 464
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25  400 405
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,825 1,826
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 178
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,776
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 330
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  375 380
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  325 328
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,100 2,101
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 2,994
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 189
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 219
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/24  1,445 1,463
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,000 1,011

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 519
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  500 519
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,350 4,516
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,000 2,074
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  7,605 7,840
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/23 (5) 480 480
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (5) 420 421
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/25 (5) 470 475
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (5) 505 514
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (5) 800 835
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (5) 525 548
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (5) 560 585
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (5) 1,325 1,385
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (5) 705 737
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/23 (5) 2,035 2,035
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/24 (5) 1,700 1,704
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25 (5) 2,010 2,031
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26 (5) 1,815 1,846
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/27 (5) 2,280 2,378
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28 (5) 3,405 3,551
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29 (5) 3,100 3,235
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/30 (5) 3,930 4,103
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/31 (5) 3,765 3,931

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/35 (5) 11,075 11,532
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/43 (5) 4,560 4,658
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/23  820 820
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/25  600 594
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/26  635 641
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/27  500 504
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/31  1,850 1,861
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/35  3,845 3,852
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/39  3,850 3,825
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 4.00%,
7/1/23  910 910
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/27  1,600 1,600
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/33  2,570 2,570
Maryland HHEFA, 4.00%, 7/1/39 (Prerefunded 7/1/24) (6) 2,475 2,490
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 946
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  510 508
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/24  545 547
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26  910 927
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  430 442
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 389
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 607
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 584
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,379
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,540 1,584
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  18,280 18,459
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%, 1/1/34  2,565 2,498
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%, 1/1/35  1,840 1,752
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (1) 820 776
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (1) 1,500 1,376
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  280 258
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  780 799
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  205 212
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,033
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 545
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,026
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,830 2,864
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,802
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  7,000 6,911
Maryland HHEFA, Calvert Health System, 5.00%, 7/1/38
(Prerefunded 7/1/23) (6) 750 751
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,239

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  605 626
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  2,835 2,922
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 14,970
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,700 2,704
Maryland HHEFA, Edenwald Issue, Retirement Fac., 3.125%,
1/1/24  200 199
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/29  1,515 1,473
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  995 967
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  875 883
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/26  1,015 1,027
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/27  1,920 1,940
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/28  2,070 2,089
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%, 1/1/37  17,730 17,809
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/45  7,695 7,141
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,565 10,305
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  3,970 2,470
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  10,190 7,571
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/37  4,380 4,178
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/40  5,000 4,719
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (1) 300 299
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (1) 1,265 1,197
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (1) 1,800 1,633
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (1) 1,530 1,393
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (3)(7) 8,390 8,686
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (7) 1,955 1,969
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,119
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (7) 490 494
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%, 7/1/41  5,475 5,476
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%, 7/1/38  6,590 6,591
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,113
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,268

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,226
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,925 4,144
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  31,350 31,577
Maryland HHEFA, LifeBridge Health, Series 2016, 5.00%, 7/1/47  20,190 20,391
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%, 7/1/33  1,015 1,072
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/30  480 484
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/33  1,210 1,216
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,284
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/45  7,330 6,822
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/27  435 445
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/28  500 512
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/32  595 610
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/45  8,510 8,612
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/24  500 508
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/49  8,440 8,826
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/24  700 700
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/42  2,435 2,246
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/24  250 252
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/25  100 102
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/26  225 232
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/27  850 878
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/28  650 673
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/29  1,295 1,296
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/30  1,020 1,056
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/31  680 703
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/32  890 920
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/33  300 310
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/34  1,005 1,006
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/35  275 283
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/36  650 668
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/42  3,000 3,054
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/47  11,630 11,633
Maryland HHEFA, Maryland Institute College of Art, Series 2012,
5.00%, 6/1/23  500 500
Maryland HHEFA, Maryland Institute College of Art, Series 2016,
5.00%, 6/1/23  250 250
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/25  260 265
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/28  300 310
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/29  315 326
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/34  1,330 1,374
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/36  575 591

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (5) 6,760 7,582
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (7) 16,030 17,379
Maryland HHEFA, MedStar Health, 4.00%, 8/15/45  1,165 1,070
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,206
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 916
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42  13,285 13,468
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  3,840 3,518
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,012
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  2,045 2,047
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  10,840 10,841
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  5,870 6,046
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  26,620 27,233
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  885 860
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/33  2,000 2,003
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  10,520 10,498
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  1,830 1,883
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,000 1,029
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,200 1,235
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,500 1,534
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/38  6,345 6,426
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30  845 840
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  1,030 1,051
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34  1,000 1,021
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40  16,375 16,563
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  19,035 19,184
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  13,160 11,641
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 926
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,225 1,200
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  350 338
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,520 2,399
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  1,525 1,424
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  400 370
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,261
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  825 877
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,205 1,301
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,473
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  5,265 4,652
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  10,385 8,896
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  10,185 8,555

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,486
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 3,005
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,163
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 529
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 3.90%, 7/1/41  635 635
Maryland IDA, McDonogh School, 4.00%, 9/1/43  1,000 966
Maryland IDA, McDonogh School, 4.00%, 9/1/48  1,600 1,494
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/37  4,000 4,037
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/38  4,125 4,142
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/36  1,185 1,208
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/37  2,625 2,652
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/41  3,135 3,135
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/47  5,000 4,764
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/52  3,380 3,157
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  6,270 6,783
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/37  5,250 5,587
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  40,860 45,350
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  13,590 15,114
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Unrefunded Balance, Series A,
5.00%, 5/1/47  7,825 8,164
Maryland Transportation Auth., Series A, 2.50%, 7/1/47  4,915 3,356
Maryland Transportation Auth., Series A, 5.00%, 7/1/34  1,325 1,520
Maryland Transportation Auth., Series A, 5.00%, 7/1/46  7,385 8,037
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33 (4) 3,250 3,246
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/37 (4) 7,530 7,346
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/38 (4) 7,830 7,581
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/39 (4) 8,145 7,822

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/23 (4) 2,440 2,440
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/24 (4) 2,560 2,561
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/25 (4) 2,690 2,691
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/26 (4) 2,820 2,821
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/27 (4) 2,965 2,966
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/30 (4) 4,615 4,950
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/31 (4) 5,895 6,318
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2012A, 5.00%, 6/1/28 (4) 2,000 2,115
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2019, 5.00%, 6/1/28 (4) 3,110 3,111
Maryland Transportation Auth., Transportation Fac. Project, 4.00%,
7/1/45  8,170 7,926
Maryland Transportation Auth., Transportation Fac. Project, 4.00%,
7/1/50  15,035 14,372
Montgomery County, Series E, GO, VRDN, 4.00%, 11/1/37  5,145 5,145
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  7,440 7,111
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  1,690 1,686
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  3,930 4,033
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  32,930 23,638
Montgomery County, Consolidated Public Improvement, Series A,
GO, 3.75%, 11/1/38  1,000 988
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 2,903
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  10,740 10,298
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  17,250 17,553
Montgomery County, Trinity Healthcare, Series 2016MD, 5.00%,
12/1/45  13,955 14,251
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/24  930 934
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/26  505 508
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/27  1,000 1,006
Prince George's County, National Harbor Project, 5.00%, 7/1/31  2,535 2,916
Prince George's County, National Harbor Project, 5.00%, 7/1/32  1,160 1,352
Prince George's County, Westphalia Town Center Project, 5.00%,
7/1/30 (1) 600 603

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Prince George's County, Westphalia Town Center Project, 5.125%,
7/1/39 (1) 1,350 1,322
Prince George's County, Westphalia Town Center Project, 5.25%,
7/1/48 (1) 4,500 4,373
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/24  1,785 1,775
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 982
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 751
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 490
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  4,990 4,464
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/23  750 749
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/25  500 494
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 491
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,329
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,440
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  1,000 909
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 799
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,321
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  4,750 4,073
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 5,953
Saint Mary's County, GO, 4.00%, 8/1/38  1,450 1,484
Saint Mary's County, GO, 4.00%, 8/1/39  1,975 2,000
Saint Mary's County, GO, 4.00%, 8/1/40  2,050 2,059
Saint Mary's County, GO, 4.00%, 8/1/41  1,000 1,000
Saint Mary's County, GO, 4.00%, 8/1/42  2,220 2,214
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/47  2,000 1,941
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/51  23,090 22,071
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/28  1,875 1,744
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/29  1,950 1,782
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,215
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 3,791
Washington Suburban Sanitary Commission, Series A, VRDN,
4.00%, 6/1/24  9,000 9,000
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 3.00%, 6/1/44  5,845 4,777
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/36  10,000 10,268
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/48  5,000 4,945
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/50  7,000 6,879

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/51  10,000 9,831
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/35  2,225 2,345
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/38  12,585 13,154
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2016, 4.00%, 6/1/42  6,545 6,551
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2018, 4.00%, 6/1/41  7,845 7,874
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24) (6) 3,040 3,090
Westminster, Carroll Lutheran Village, 5.125%, 7/1/40
(Prerefunded 7/1/24) (6) 3,020 3,069
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 (Prerefunded
7/1/24) (6) 6,570 6,703
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  385 386
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,600 2,622
Westminster, Lutheran Village at Millers Grant, Series A, 6.125%,
7/1/39  2,500 2,515
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,740 2,757
2,023,222
PUERTO RICO 5.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 11,912 5,807
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8)(9) 8,575 4,137
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 3,400 3,424
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  704 671
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,588
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  9,445 8,669
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  7,717 6,894
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  4,024 3,491
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  2,208 1,843
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  1,176 1,177
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,345 2,394

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,705 3,873
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  2,000 2,154
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)(10) 55 39
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (9)(10) 4,690 3,394
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (9)
(10) 850 608
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (9)
(10) 1,925 1,376
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (9)
(10) 85 61
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (9)
(10) 210 150
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)(10) 270 190
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (9)(10) 1,045 745
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)(10) 340 242
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)(10) 415 296
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)(10) 55 39
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)(10) 4,990 3,568
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 45 32
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 460 329
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 225 158
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)(10) 95 68
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)(10) 255 182
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)(10) 195 140
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)(10) 65 44
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)(10) 110 77
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (9)(10) 1,110 780
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)(10) 90 64
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)(10) 830 583
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)(10) 240 171
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)(10) 95 68
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  2,000 1,215
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  21,570 19,947
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  13,927 13,307
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  3,249 2,900
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  4,613 1,227

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  10,592 9,813
Puerto Rico Sales Tax Fin., Restructured, Converted, Series A-2,
4.329%, 7/1/40  4,180 3,872
111,807
Total Investments in Securities 97.9%
(Cost $2,279,828) $ 2,159,912
Other Assets Less Liabilities 2.1% 45,732
Net Assets 100.0% $ 2,205,644
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$30,598 and represents 1.4% of net assets.
(2) Insured by Financial Guaranty Insurance Company
(3) Escrowed to maturity
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Municipal Corporation
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by AMBAC Assurance Corporation
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(9) Non-income producing
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
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.
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VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Valuation Inputs   On May 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F87-054Q1 05/23